STAPLED UNITHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Unit-based Compensation
Schedule of unit-based compensation expense recognized in general and administrative expenses
The Trust’s unit-based compensation expense recognized in general and administrative expenses was:

Years ended December 31,	2021	2020

DSUs for trustees/directors (1)	$3,693	$1,918
Restricted Stapled Unit Plan for executives and employees	8,749	6,198
Unit-based compensation expense	$12,442	$8,116

Fair value remeasurement expense included in the above:
DSUs for trustees/directors	$2,275	$728
Restricted Stapled Unit Plan for executives and employees	3,778	1,361
Total fair value remeasurement expense	$6,053	$2,089

Schedule of accumulated other comprehensive income
Accumulated other comprehensive income consists of the following:

As at December 31,	2021	2020

Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests (1)	$53,798	$188,169
Fair value gains (losses) on derivatives designated as net investment hedges	18,153	(92,269)
	$71,951	$95,900

(1)	Includes foreign currency translation gains and losses from non-derivative financial instruments designated as net investment hedges.

Director/Trustee Deferred Share Unit Plan
Unit-based Compensation
Summary of reconciliation of the changes in unit-based compensation
A reconciliation of the changes in the notional DSUs outstanding is presented below:

	2021		2020
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
DSUs outstanding, January 1	67	$52.93	50	$48.01
Granted	18	79.64	17	67.04
DSUs outstanding, December 31	85	$58.50	67	$52.93

Executive Deferred Stapled Unit Plan
Unit-based Compensation
Summary of reconciliation of the changes in unit-based compensation
A reconciliation of the changes in notional stapled units outstanding under the Restricted Stapled Unit Plan is presented below:

	2021		2020
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
RSUs and PSUs outstanding, January 1	128	$59.83	145	$55.93
New grants and distributions (1)	51	78.91	54	67.09
Forfeited	—	—	(7)	73.64
Settled in cash	(24)	59.38	(33)	55.70
Settled in stapled units	(27)	59.38	(31)	55.70
RSUs and PSUs outstanding, December 31 (2)	128	$67.19	128	$59.83

(1)	Includes 18.7 RSUs and 25.0 PSUs granted during the year ended December 31, 2021 (2020 — 22.1 RSUs and 26.5 PSUs).
(2)	Total restricted stapled units outstanding at December 31, 2021 include a total of 50.2 RSUs and 78.1 PSUs granted (2020 — 73.7 RSUs and 54.6 PSUs).